Management fees	12 Months Ended
Dec. 31, 2021
Management Fees
Management fees

9.       Management fees:

The Company has engaged Ship Procurement Services S.A. (“SPS”), a third party company, to provide to its fleet certain procurement services. During the years ended December 2018 and 2019, the Company entered into the following management agreements with: i) Augustea Technoservices Ltd and Songa Shipmanegement Ltd to provide technical management to certain of its vessels, following the completion of the Augustea Vessel Purchase Transaction and Songa Vessel Purchase Transaction (Note 3) and ii) Equinox Maritime Ltd, Zeaborn GmbH & Co. KG and Technomar Shipping Inc to provide certain management services to certain of its vessels. During the first quarter of 2019, all management agreements with Songa Shipmanagement Ltd. were terminated. In addition, in 2021 the Company appointed Iblea Ship Management Limited to provide certain management services to certain vessels, which previously were managed by Augustea Technoservices Ltd (Note 3).Total management fees under the aforementioned management agreements in effect for the years ended December 31, 2019, 2020 and 2021, were $17,500, $18,405 and $19,489, respectively, and are included in “Management fees” in the consolidated statements of operations.